Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity
21.	Equity

Ordinary shares

On September 27, 2019, the Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holder of the Company’s ordinary shares are entitled to one vote for each share.

On July 10,2018, Meten International was incorporated as limited liability company with authorized share capital of 380,000 Hong Kong dollar (“HK$”) divided into 38,000,000 shares with par value HK $0.01 each. After the incorporation of Meten International, the Founders and Pre-listing investors subscribed 47,035 ordinary shares of Meten International at par value of HK $0.01.

In December 2018, Meten International increased authorized share capital by creation of 500,000,000 shares with par value of US$0.0001 and issued 318,601,222 ordinary shares of US$0.0001 each, and repurchased the 47,035 existing issued ordinary shares of HK $0.01 par value each and decreased the authorized share capital by cancellation of all unissued shares of HK$0.01 each.

On March 30, 2020, the Company consummated its acquisition of Meten International and EdtechX, pursuant to the merger agreement dated December 12, 2019 (“Merger Agreement”). Total 318,601,222 ordinary shares in Meten International were converted to 48,391,607 ordinary shares of the Company. Total 1,971,505 ordinary share of EdtechX were converted to the equal shares of the Company.

Immediately prior to the merger transaction, Azimut Enterprises Holdings S.r.l. invested $20,000 in EdtechX to purchase 2,000,000 units of EdtechX, which were converted into same number of units of the Holdco upon closing of the merger transaction.

In connection with merger transaction, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of Holdco. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.

In connection with the Mergers, the Company adopted a new incentive plan to replace the 2018 Plan. The Company rolled over awards granted under the 2013 Plan and 2018 Plan with the same amount and terms. As a result, options to purchase 3,050,701 of our ordinary shares were issued and outstanding on March 30, 2020. Additionally, the Company reserved for issuance pursuant to the plan one percent (1%) of the total issued and outstanding ordinary shares on the closing date (being 531,005 ordinary shares), and will reserve an additional 1% of then-outstanding shares each year for a period of four years following the first anniversary of the closing date of the Mergers.

As of December 31, 2019 and 2020, there were 48,391,607 and 56,874,548 ordinary shares issued and outstanding, respectively.

Warrants

As of December 31,2020, there were 12,705,000 Warrants outstanding, the warrants have been trading on the Nasdaq Market under the symbol “METXW” since May 27, 2020.

On January 8, 2021, the company successfully completed a tender offer for its Warrants to purchase Ordinary Shares at a reduced exercise price of $1.40. The offer expired at 11:59 p.m. Eastern time on January 5, 2021.

The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 Warrants as part of the tender offer. In addition, 2,629,812 Warrants to purchase Ordinary Shares were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 Ordinary Shares.

The Company offered its existing loyal Warrant holders the opportunity to exercise their Warrants at $1.40 from the initial Warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding Warrants were exercised in the tender offer.

Net proceeds are anticipated to be approximately $5,730,000 after deducting information agent fees, placement agent fees and other offering expenses and are expected to primarily be used for potential acquisitions and working capital and for general corporate purposes.